Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Stock based compensation	$ 142,000	$ 203,000
Intangibles	719,000	908,000
Net operating loss carryforwards	10,775,000	8,147,000
Lease liabilities	80,000	138,000
Capitalized research expenditures	367,000	354,000
Bad debt reserve	21,000
Other	9,000	8,000
Total deferred tax assets	12,113,000	9,758,000
Depreciation	(683,000)	(872,000)
Prepaid assets	(47,000)	(34,000)
Right-of-Use asset	(75,000)	(132,000)
Total deferred tax liabilities	(805,000)	(1,038,000)
Deferred Tax Assets	11,308,000	8,720,000
Less: valuation allowance	(11,308,000)	(8,720,000)
Net deferred tax asset recorded
Less: valuation allowance	$ 11,308,000	$ 8,720,000